ACCOUNTS RECEIVABLE (Details 2) - Open World Ltd. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Beginning balance, January 1	$ 869,906
Provision for expected credit losses	422,943	869,906
Write-offs charged against the allowance
Recoveries of amounts previously written off
Ending balance, December 31	$ 1,292,849	$ 869,906